Expense Example - Jennison Growth Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,065
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 947